Award Timing Disclosure	12 Months Ended
Nov. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
We grant equity awards on an annual basis and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment and promotion. As discussed above, currently, we grant stock options and RSUs. We do not have a formal policy regarding the timing of awards of stock options in relation to our disclosure of material nonpublic information; however, our Compensation Committee does not target our grants of stock option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
Each fiscal year, our Compensation Committee adopts an annual budget for the grant of equity awards. As part of its standing agenda, our Compensation Committee reviews annual grants of equity awards to our NEOs at its regularly scheduled meeting in the first quarter of each year and either approves such grants or recommends such grants for approval by the independent members of our Board of Directors. For fiscal year 2025, the independent members of our Board of Directors, following the prior year’s practice, determined in advance that annual equity grants of stock options and RSUs would be granted to our NEOs on February 11, 2025, the second Tuesday in February 2025. No additional, discretionary equity awards were made to our NEOs in fiscal year 2025 except as follows: on October 14, 2025, our Compensation Committee approved a retention award to Gwenn M. Hansen consisting of 20,000 RSUs that will cliff vest in full on the second anniversary of the grant date, subject to Dr. Hansen’s continuous service to the Company from the date of grant through the vesting date.
The Company did not grant any stock options to our NEOs in fiscal year 2025 during any period beginning four business days before and ending one business day after the filing of any of the Company’s Annual Report on Form 10-K, its Quarterly Reports on Form 10-Q, or the filing or furnishing of any other Current Report on Form 8-K that disclosed material nonpublic information.

Award Timing Method
We grant equity awards on an annual basis and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment and promotion. As discussed above, currently, we grant stock options and RSUs. We do not have a formal policy regarding the timing of awards of stock options in relation to our disclosure of material nonpublic information; however, our Compensation Committee does not target our grants of stock option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
Each fiscal year, our Compensation Committee adopts an annual budget for the grant of equity awards. As part of its standing agenda, our Compensation Committee reviews annual grants of equity awards to our NEOs at its regularly scheduled meeting in the first quarter of each year and either approves such grants or recommends such grants for approval by the independent members of our Board of Directors. For fiscal year 2025, the independent members of our Board of Directors, following the prior year’s practice, determined in advance that annual equity grants of stock options and RSUs would be granted to our NEOs on February 11, 2025, the second Tuesday in February 2025. No additional, discretionary equity awards were made to our NEOs in fiscal year 2025 except as follows: on October 14, 2025, our Compensation Committee approved a retention award to Gwenn M. Hansen consisting of 20,000 RSUs that will cliff vest in full on the second anniversary of the grant date, subject to Dr. Hansen’s continuous service to the Company from the date of grant through the vesting date.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not have a formal policy regarding the timing of awards of stock options in relation to our disclosure of material nonpublic information; however, our Compensation Committee does not target our grants of stock option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false